Earnings per share	12 Months Ended
Dec. 31, 2018
Statement [line items]
Earnings per share
7. Earnings per share
	2018	2017	2016

Net income attributable to shareholders of Novartis AG (USD millions)	12 611	7 703	6 712

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 319	2 346	2 378

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	25	25	22

Weighted average number of shares in diluted earnings per share	2 344	2 371	2 400

Basic earnings per share (USD)	5.44	3.28	2.82

Diluted earnings per share (USD)	5.38	3.25	2.80

Basic earnings per share (EPS) is calculated by dividing net income attributable to shareholders of Novartis AG by the weighted average number of shares outstanding in a reporting period. This calculation excludes the average number of issued shares purchased by the Group and held as treasury shares.
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of all restricted shares, restricted share units, and the conversion of all potentially dilutive shares arising from options on Novartis shares that have been issued.
No options were excluded from the calculation of diluted EPS in 2018, 2017 or 2016, as all options were dilutive in all years.